Revision to Previously Reported Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Trade accounts receivables, net	$ 54,306		$ 54,306		$ 44,955	$ 50,928
Due from related parties	31,266		31,266		28,327	21,418
Total current assets	168,556		168,556		141,496	154,848
Long term receivables from related parties	3,392		3,392		4,220	5,722
Total assets	304,234		304,234		255,891	248,214
Net income	$ (11,347)	$ 408	$ (1,466)	$ (4,273)	$ 20,318	22,312
Scenario, Previously Reported [Member]
Trade accounts receivables, net						59,010
Due from related parties						19,058
Total current assets						160,570
Long term receivables from related parties						0
Total assets						248,214
Net income						22,312
Scenario, Adjustment [Member]
Trade accounts receivables, net						(8,082)
Due from related parties						2,360
Total current assets						(5,722)
Long term receivables from related parties						5,722
Total assets						0
Net income						0
Scenario, Actual [Member]
Trade accounts receivables, net						50,928
Due from related parties						21,418
Total current assets						154,848
Long term receivables from related parties						5,722
Total assets						248,214
Net income						$ 22,312